Derivative Instruments - Changes in Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Changes in Accumulated Other Comprehensive Loss [Roll Forward]
Reclassification of losses into net income, net of tax of $3,108	$ 0	$ 0	$ 5,773
Cash flow hedging
Summary of Changes in Accumulated Other Comprehensive Loss [Roll Forward]
Cumulative unrealized loss, net of tax of $3,108, as of December 31, 2009			(5,773)
Reclassification of losses into net income, net of tax of $3,108			5,773
Cumulative unrealized loss, net of tax, as of December 31, 2010			0
Tax effect of cummulative unrealized loss			3,108
Tax effect of reclassification of losses into net income			$ 3,108